Financial Assets Held for Trading and Designated at Fair Value Through Profit or Loss - Summary of Cost and Fair Value of Financial Assets Held for Trading by Maturity (Detail) - BRL (R$)
R$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	R$ 78,151	R$ 152,413
Cost and fair value of financial assets held for trading by maturity, non-current	287,435	233,586
Total	365,586	385,999
Gross carrying amount [member] | Non-stated maturity [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	33,781	35,470
Gross carrying amount [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	44,370	116,943
Gross carrying amount [member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	212,424	175,530
Gross carrying amount [member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	51,434	37,783
Gross carrying amount [member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	23,577	20,273
Fair value [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	77,057	150,298
Cost and fair value of financial assets held for trading by maturity, non-current	284,866	235,033
Total	361,923	385,331
Fair value [Member] | Non-stated maturity [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	32,853	33,251
Fair value [Member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, current	44,204	117,047
Fair value [Member] | From one to five years [member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	211,325	176,651
Fair value [Member] | From five to ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	50,688	37,600
Fair value [Member] | After ten years [Member]
Disclosure of maturity analysis for derivative financial assets [Line Items]
Cost and fair value of financial assets held for trading by maturity, non-current	R$ 22,853	R$ 20,782